THE ADVISORS' INNER CIRCLE FUND

                    THOMSON HORTSMANN & BRYANT MICROCAP FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED JANUARY 5, 2017
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


Effective March 31, 2017, Chad M. Nelson will cease serving as a Portfolio Manager of the Fund.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





THB-SK-003-0100

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                        THE ADVISORS' INNER CIRCLE FUND

                    THOMSON HORTSMANN & BRYANT MICROCAP FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED JANUARY 5, 2017
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
          IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


Effective March 31, 2017, Chad M. Nelson will cease serving as a Portfolio Manager of the Fund.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




THB-SK-004-0100